Restructuring Impairment Site Closures And Related Costs (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
schedule of restructuring liability reserve	The activity in the restructuring liability reserve for the year ended December 31, 2021
,
 was as follows (in millions):

2021
Beginning balance	$—
Lease termination costs	64.4
Reclassification of deferred rent credits	3.4
Accretion	3.5
Payments	(9.0)

Ending balance	$62.3